Debt To Third party and Convertible Debt (Details) (Third party Debt, USD $)	6 Months Ended
Jun. 30, 2012
Third party Debt
Balance	$ 5,357,497
Balance	4,631,749
Borrowings	210,136
Principal payments	(944,810)
Discounts amortized	8,926
Less: current maturities, net	(4,631,749)
Long term, net debt	$ 0